INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit	$ 857	$ 0	$ 0
valuation allowance	5,864
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0
Unrecognized Tax Benefits	0
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	3,892
State
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 8